Consoldated Statements of Changes In Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Series C Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance (in Shares) at Jun. 30, 2019	610,000	264,648,821
Preferred C shares Converted to Common		$ 17,240	$ 182,580		$ 199,820
Beneficial conversion feature related to convertible debt			5,000		5,000
Series C dividends				(32,024)	(32,024)
Shares of Common Stock issued for services		50	1,450		1,500
Net income for period				(805,577)	(805,577)
Ending balance, value at Jun. 30, 2020	$ 610	$ 379,523	25,429,261	(27,771,062)	$ (1,961,671)
Balance (in Shares) at Jun. 30, 2020	610,000	379,523,000
Common shares issued for services, Shares					585,000
Shares issued of common stock for warrants and cash
Preferred C shares Converted to Common		$ 5,447	31,921		37,368
Preferred C shares Converted to Common, Shares		5,447,260
Beneficial conversion feature related to convertible debt
Series C dividends				(4,029)	(4,029)
Shares of Common Stock issued for services		$ 585	2,340		2,925
Shares of Common Stock issued for services, Shares		585,000
Net income for period				(221,907)	(221,907)
Ending balance, value at Sep. 30, 2020	$ 610	$ 385,555	25,463,522	(27,996,998)	(2,147,312)
Balance (in Shares) at Sep. 30, 2020	610,000	385,555,260
Beginning balance, value at Jun. 30, 2020	$ 610	$ 379,523	25,429,261	(27,771,062)	(1,961,671)
Balance (in Shares) at Jun. 30, 2020	610,000	379,523,000
Common shares issued for services		$ 3,145	15,780		18,925
Common shares issued for services, Shares		3,145,440
Shares converted from Preferred C shares to common		$ 31,218	172,149		203,367
Preferred C dividends				(163,575)	(163,575)
Valuation of Preferred C and derivative liability			208,177		208,177
Net income for period				(924,728)	(924,728)
Ending balance, value at Jun. 30, 2021	$ 610	$ 446,386	25,955,367	(28,859,365)	(2,457,002)
Balance (in Shares) at Jun. 30, 2021	610,000	446,385,628
Beginning balance, value at Sep. 30, 2020	$ 610	$ 385,555	25,463,522	(27,996,998)	(2,147,312)
Balance (in Shares) at Sep. 30, 2020	610,000	385,555,260
Shares issued of common stock for warrants and cash		$ 15,000	60,000		75,000
Shares issued of common stock for warrants and cash, Shares		15,000,000
Preferred C shares Converted to Common		$ 16,035	54,965		71,000
Preferred C shares Converted to Common, Shares		16,034,876
Valuation of Preferred C and derivative liability			208,177		208,177
Series C Preferred Dividends				(112,547)	(112,547)
Net income for period				(345,183)	(345,183)
Ending balance, value at Dec. 31, 2020	$ 610	$ 416,590	25,786,662	(28,454,728)	(2,250,865)
Balance (in Shares) at Dec. 31, 2020	610,000	416,590,136
Shares issued of common stock for warrants and cash		$ 17,500	70,000		87,500
Shares issued of common stock for warrants and cash, Shares		17,500,000
Preferred C shares Converted to Common		$ 6,709	58,291		65,000
Preferred C shares Converted to Common, Shares		6,709,100
Valuation of Preferred C and derivative liability
Series C Preferred Dividends
Net income for period				(213,122)	(213,122)
Shares issued of common stock for services		$ 2,560	13,440		16,000
Shares issued of common stock for services, Shares		2,560,440
Ending balance, value at Mar. 31, 2021	$ 610	$ 443,359	25,928,391	(28,667,850)	(2,295,487)
Balance (in Shares) at Mar. 31, 2021	610,000	443,359,676
Beginning balance, value at Jun. 30, 2021	$ 610	$ 446,386	25,955,367	(28,859,365)	(2,457,002)
Balance (in Shares) at Jun. 30, 2021	610,000	446,385,628
Common shares issued for services		$ 4,095	31,905		36,000
Common shares issued for services, Shares		4,095,238
Shares issued of common stock and warrants for cash		$ 8,133	59,367		67,500
Shares issued of common stock and warrants for cash, Shares		8,133,333
Shares converted from Preferred C shares to common		$ 17,535	89,466		107,001
Shares converted from Preferred C shares to common, Shares		17,534,387
Shares issued for finder's fee		$ 12,500	237,500		250,000
Shares issued for finder's fee, Shares		12,500,000
Preferred C dividends				(1,423)	(1,423)
Net income for period				(1,100,661)	(1,100,661)
Ending balance, value at Sep. 30, 2021	$ 610	$ 488,649	26,373,605	(29,961,449)	(3,098,585)
Balance (in Shares) at Sep. 30, 2021	610,000	488,648,586
Common shares issued for services		$ 7,981	16,327		24,308
Common shares issued for services, Shares		7,981,455
Common shares issued for AJB finder's fee		$ 12,500	112,500		125,000
Common shares issued for AJB finder's fee, shares		12,500,000
Shares issued of common stock and warrants for cash		$ 11,033	57,294		68,327
Shares issued of common stock and warrants for cash, Shares		11,032,663
Shares converted from Preferred C shares to common		$ 19,148	87,852		107,000
Shares converted from Preferred C shares to common, Shares		19,148,052
Preferred C dividends				(3,379)	(3,379)
Net income for period				(318,882)	(318,882)
Ending balance, value at Dec. 31, 2021	$ 610	$ 539,311	26,647,576	(30,283,710)	(3,096,213)
Balance (in Shares) at Dec. 31, 2021	610,000	539,310,756
Common shares issued for services		$ 3,714	21,286		25,000
Common shares issued for services, Shares		3,714,286
Shares issued of common stock and warrants for cash		$ 57,500	725,500		783,000
Shares issued of common stock and warrants for cash, Shares		57,500,000
Shares converted from Preferred C shares to common		$ 15,827	66,673		82,500
Shares converted from Preferred C shares to common, Shares		15,826,550
Preferred C dividends				(5,787)	(5,787)
Net income for period				20,044	20,044
Ending balance, value at Mar. 31, 2022	$ 610	$ 616,352	$ 27,461,035	$ (30,269,453)	$ (2,191,456)
Balance (in Shares) at Mar. 31, 2022	610,000	616,351,592